CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 1,799	$ 4,454	$ 60
Loss (income) from discontinued operations	51	(5,399)	(472)
Net income (loss) from continuing operations	1,850	(945)	(412)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,220	696	115
Impairment of an investment in company		600
Stock-based compensation related to options and unvested shares granted to employees	120	167	221
Gain from a bargain purchase	(4,412)
Decrease in trade receivables	1,216
Decrease in deferred tax liabilities	(482)
Increase in other long-term liabilities	3,319
Decrease (increase) in other accounts receivable and prepaid expenses	1,371	29	(218)
Increase (decrease) in trade payables	(136)	2	29
Increase (decrease) in accrued expenses and other accounts payable	(3,161)	(164)	757
Net cash provided by from continuing operations	1,905	385	492
Net cash used in discontinued operations	(70)	(202)	(3,349)
Net cash provided by (used in) operating activities	1,835	183	(2,857)
Cash flows from investing activities:
Purchase of equipment	(5)	(5)
Proceeds from (investment in) short-term deposit	(1,065)	3,750	(3,750)
Proceeds from (investment in) long-term lease deposits	101	(57)	11
Investment in real estate property	(1,187)	(8,786)	(22,282)
Investment in other assets			(659)
Increase in restricted cash	(131)
Acquisition of Eldista, net	(20,684)
Proceeds from sale of the Video activity		6,800
Net cash provided by (used in) investing activities from continuing operations	(22,971)	1,702	(26,680)
Net cash provided by (used in) investing activities from discontinued operations			28,481
Net cash provided by (used in) investing activities	(22,971)	1,702	1,801
Cash flows from financing activities:
Issuance of ordinary shares in a private placement	5,000
Proceeds from bank loan	106,441		18,353
Repayment of bank loan	(91,847)	(406)
Repayment of loan to non- controlling interests	(5,618)
Net cash provided by (used in) financing activities from continuing operations	13,976	(406)	18,353
Exchange differences on balances of cash and cash equivalents	(155)	130	(32)
Increase (decrease) in cash and cash equivalents	(7,315)	1,609	17,265
Cash and cash equivalents at the beginning of the year	30,260	28,651	11,386
Cash and cash equivalents at the end of the year	22,945	30,260	28,651
Cash paid during the year for:
Taxes	1,903		88
Interest	3,081	207	26
Acquisition of Eldista, net:
Working capital deficiency, net	(155)
Building (including land)	161,451
Above market value of in-place leases	1,124
Deferred tax liabilities	(15,282)
Mortgage loan	(92,705)
Swap instrument	(392)
Land lease liability	(7,311)
Rent settlements with tenants	(1,759)
Gain from a bargain purchase	(4,412)
Non controlling interests	(19,875)
Net cash paid by the Company	$ 20,684